Employee Future Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Future Benefits	EMPLOYEE FUTURE BENEFITS
For defined benefit pension and OPEB plans, the benefit obligation and fair value of plan assets are measured as at December 31.

For the Corporation's Canadian and Caribbean subsidiaries, actuarial valuations to determine funding contributions for pension plans are required at least every three years. The most recent valuations were as of December 31, 2018 for FortisBC Energy and FortisBC Electric (plan covering unionized employees); December 31, 2019 for the remaining FortisBC Electric plans, Newfoundland Power, FortisAlberta and FortisOntario; December 31, 2020 for the Corporation; and December 31, 2021 for Caribbean Utilities.

ITC, UNS Energy and Central Hudson perform annual actuarial valuations as their funding requirements are based on maintaining minimum annual targets, all of which have been met.

The Corporation's investment policy is to ensure that the defined benefit pension and OPEB plan assets, together with expected contributions, are invested in a prudent and cost-effective manner to optimally meet the liabilities of the plans. The investment objective is to maximize returns in order to manage the funded status of the plans and minimize the Corporation's cost over the long term, as measured by both cash contributions and recognized expense.

Allocation of Plan Assets	2021 Target Allocation
(weighted average %)		2021	2020
Equities	47	48	48
Fixed income	46	45	45
Real estate	6	6	6
Cash and other	1	1	1
	100	100	100

Fair Value of Plan Assets

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2021
Equities	749	1,271	—	2,020
Fixed income	219	1,642	—	1,861
Real estate	—	—	235	235
Private equities	—	—	21	21
Cash and other	10	15	—	25
	978	2,928	256	4,162

2020
Equities	713	1,163	—	1,876
Fixed income	197	1,580	—	1,777
Real estate	—	17	204	221
Private equities	—	—	20	20
Cash and other	8	17	—	25
	918	2,777	224	3,919
(1)    See Note 25 for a description of the fair value hierarchy.

The following table reconciles the changes in the fair value of plan assets that have been measured using Level 3 inputs.

($ millions)	2021	2020
Balance, beginning of year	224	229
Return (loss) on plan assets	32	(2)
Foreign currency translation	—	(1)
Purchases, sales and settlements	—	(2)
Balance, end of year	256	224

Funded Status	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2021	2020	2021	2020
Change in benefit obligation (1)
Balance, beginning of year	3,995	3,632	789	712
Service costs	109	98	35	32
Employee contributions	18	17	2	2
Interest costs	98	113	19	22
Benefits paid	(170)	(162)	(25)	(27)
Actuarial (gains) losses	(111)	350	(70)	62
Past service credits/plan amendments	(2)	—	—	(3)
Foreign currency translation	(15)	(53)	(3)	(11)
Balance, end of year (2)	3,922	3,995	747	789

Change in value of plan assets
Balance, beginning of year	3,528	3,208	391	343
Actual return on plan assets	291	444	48	55
Benefits paid	(158)	(155)	(21)	(27)
Employee contributions	18	17	2	2
Employer contributions	55	62	22	28
Foreign currency translation	(12)	(48)	(2)	(10)
Balance, end of year	3,722	3,528	440	391

Funded status	(200)	(467)	(307)	(398)

Balance sheet presentation
Other assets (Note 9)	204	58	55	8
Other current liabilities (Note 13)	(13)	(13)	(13)	(13)
Other liabilities (Note 16)	(391)	(512)	(349)	(393)
	(200)	(467)	(307)	(398)
(1)Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $3,586 million as at December 31, 2021 (2020 - $3,679 million).

For those defined benefit pension plans for which the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2021, the obligation was $2,188 million compared to plan assets of $1,799 million (2020 - $3,290 million and $2,777 million, respectively).

For those defined benefit pension plans for which the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2021, the obligation was $1,243 million compared to plan assets of $1,063 million (2020 - $3,037 million and $2,741 million, respectively).

For those OPEB plans for which the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2021, the obligation was $398 million compared to plan assets of $36 million (2020 - $589 million and $183 million, respectively).

Net Benefit Cost (1)	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2021	2020	2021	2020
Service costs	109	98	35	32
Interest costs	98	113	19	22
Expected return on plan assets	(177)	(176)	(19)	(19)
Amortization of actuarial losses (gains)	36	33	(2)	(5)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(2)
Regulatory adjustments	(1)	—	3	4
	64	67	35	32
(1)    The non-service benefit cost components of net periodic benefit cost are included in other income, net in the consolidated statements of earnings.
The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2021	2020	2021	2020
Unamortized net actuarial losses (gains)	33	42	(5)	(1)
Unamortized past service costs	1	1	7	7
Income tax recovery	(8)	(10)	—	(1)
Accumulated other comprehensive income	26	33	2	5

Net actuarial losses (gains)	260	517	(81)	12
Past service credits	(5)	(7)	(6)	(8)
Other regulatory deferrals	10	13	14	18
	265	523	(73)	22

Regulatory assets (Note 8)	376	523	12	65
Regulatory liabilities (Note 8)	(111)	—	(85)	(43)
Net regulatory assets (liabilities)	265	523	(73)	22

The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory assets or liabilities.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2021	2020	2021	2020
Current year net actuarial (gains) losses	(10)	9	(4)	1
Amortization of actuarial losses	1	1	—	—
Income tax expense (recovery)	2	(2)	1	—
Total recognized in comprehensive income	(7)	8	(3)	1

Current year net actuarial (gains) losses	(220)	69	(95)	25
Past service credits/plan amendments	—	—	—	(3)
Amortization of actuarial (losses) gains	(35)	(31)	2	5
Amortization of past service credits	2	2	2	3
Foreign currency translation	(2)	(7)	—	—
Regulatory adjustments	(3)	(2)	(4)	(1)
Total recognized in regulatory (liabilities) assets	(258)	31	(95)	29

Significant Assumptions	Defined Benefit Pension Plans		OPEB Plans
(weighted average %)	2021	2020	2021	2020
Discount rate during the year (1)	2.60	3.16	2.60	3.22
Discount rate as at December 31	3.00	2.63	2.97	2.64
Expected long-term rate of return on plan assets (2)	5.40	5.52	4.88	5.28
Rate of compensation increase	3.30	3.34	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.49	4.61
(1)ITC and UNS Energy use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.
(2)Developed by management using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.
(3)The projected 2022 weighted average health care cost trend rate is 5.75% and is assumed to decrease over the next 11 years to the weighted average ultimate health care cost trend rate of 4.49% in 2032 and thereafter.

Expected Benefit Payments	Defined Benefit	OPEB
($ millions)	Pension Payments	Payments
2022	$168	$28
2023	172	29
2024	176	30
2025	181	32
2026	189	33
2027-2031	1,019	175

During 2022, the Corporation expects to contribute $49 million for defined benefit pension plans and $27 million for OPEB plans.

In 2021, the Corporation expensed $44 million (2020 - $42 million) related to defined contribution pension plans.